Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Vessel and other management fees	$ 26,576	$ 14,225	$ 12,547
Total operating revenues	143,537	80,257	102,674
Operating expenses
Vessel operating expenses	55,946	53,163	56,347
Administrative expenses	50,334	45,960	33,526
Depreciation and amortization	76,522	72,972	73,732
Impairment of non-current assets	0	1,706	1,957
Total operating expenses	244,094	221,364	234,604
Gain on disposals to Golar Partners	0	0	102,406
Impairment of vessel held-for-sale	0	0	(1,032)
Unrealized gain on FLNG derivative instrument	15,100	0	0
Other operating gains - LNG trading	0	16	0
Loss on disposal of vessel held-for-sale	0	0	(5,824)
Operating loss	(85,457)	(141,091)	(36,380)
Other non-operating expense
Net loss on loss of control of Golar Power	0	(8,483)	0
Other non-operating expense	(81)	(132)	(27)
Total other non-operating expense	(81)	(8,615)	(27)
Financial income (expense)
Interest income	5,890	2,969	6,896
Interest expense	(59,305)	(71,201)	(68,793)
Other financial items, net	20,627	8,691	(112,722)
Net financial expense	(32,788)	(59,541)	(174,619)
Loss before equity in net (losses) earnings of affiliates, income taxes and non-controlling interests	(118,326)	(209,247)	(211,026)
Income taxes	(1,505)	589	3,053
Equity in net (losses) earnings of affiliates	(25,448)	47,878	55,985
Net loss	(145,279)	(160,780)	(151,988)
Net income attributable to non-controlling interests	(34,424)	(25,751)	(19,158)
Net loss attributable to stockholders of Golar LNG Ltd	$ (179,703)	$ (186,531)	$ (171,146)
Per common share amounts:
Loss per share - basic and diluted (in dollars per share)	$ (1.79)	$ (1.99)	$ (1.83)
Cash dividends declared and paid (in dollars per share)	$ 0.2	$ 0.6	$ 1.35
Non-collaborative Arrangement Transactions
Operating revenues
Time and voyage charter revenues	$ 88,634	$ 52,302	$ 90,127
Operating expenses
Voyage, charter-hire and commission expenses	22,511	36,423	69,042
Collaborative Arrangement
Operating revenues
Time and voyage charter revenues	28,327	13,730	0
Operating expenses
Voyage, charter-hire and commission expenses	$ 38,781	$ 11,140	$ 0